Inventories (Tables)	12 Months Ended
Jun. 30, 2024
Inventories [Abstract]
Disclosure Of Detailed Information About Inventories

	2024	2023

Goods for resale	1,835,018	1,885,941
(-) Allowance for inventory losses	(54,771)	(17,737)

Total	1,780,247	1,868,204

Disclosure Of Allowance For Inventory Losses	Allowance for inventory losses

	2024	2023
Opening balance as of June	(17,737)	(10,186)
Increase in allowance	(32,355)	(7,470)
Allowance for inventory losses from acquisitions	(4,321)	—
Exchange rate translation adjustment	(358)	(81)

Ending balance	(54,771)	(17,737)